QUARTERLY REPORT
Syntax Stratified LargeCap ETF
March 31, 2021

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	592	$114,067
A O Smith Corp.	1,272	86,000
Abbott Laboratories	348	41,704
AbbVie, Inc.	1,429	154,646
ABIOMED, Inc.(a)	137	43,666
Accenture PLC, Class A	279	77,074
Activision Blizzard, Inc.	2,352	218,736
Adobe, Inc.(a)	989	470,141
Advance Auto Parts, Inc.	550	100,920
Advanced Micro Devices, Inc.(a)	896	70,336
AES Corp.	11,544	309,495
Aflac, Inc.	1,811	92,687
Agilent Technologies, Inc.	901	114,553
Air Products and Chemicals, Inc.	118	33,198
Akamai Technologies, Inc.(a)	2,244	228,664
Alaska Air Group, Inc.	1,448	100,216
Albemarle Corp.	202	29,514
Alexandria Real Estate Equities, Inc., REIT	442	72,621
Alexion Pharmaceuticals, Inc.(a)	1,023	156,427
Align Technology, Inc.(a)	157	85,020
Allegion PLC	378	47,484
Alliant Energy Corp.	1,073	58,114
Allstate Corp.	948	108,925
Alphabet, Inc., Class A(a)	75	154,689
Alphabet, Inc., Class C(a)	75	155,147
Altria Group, Inc.	5,066	259,177
Amazon.com, Inc.(a)	32	99,011
Amcor PLC	4,650	54,312
Ameren Corp.	706	57,440
American Airlines Group, Inc.	4,213	100,691
American Electric Power Co., Inc.	2,026	171,602
American Express Co.	193	27,298
American International Group, Inc.	3,388	156,559
American Tower Corp., REIT	174	41,596
American Water Works Co., Inc.	1,575	236,124
Ameriprise Financial, Inc.	328	76,244
AmerisourceBergen Corp.	1,458	172,146
AMETEK, Inc.	452	57,734
Amgen, Inc.	668	166,205
Amphenol Corp., Class A	1,533	101,132
Analog Devices, Inc.	973	150,893
ANSYS, Inc.(a)	1,381	468,932
Anthem, Inc.	516	185,218
Aon PLC, Class A	127	29,224
APA Corp.	1,939	34,708
Apple, Inc.	2,712	331,271
Applied Materials, Inc.	954	127,454
Aptiv PLC(a)	1,637	225,742
Archer-Daniels-Midland Co.	5,636	321,252
Arista Networks, Inc.(a)	591	178,417
Arthur J Gallagher & Co.	234	29,196
Security Description	Shares	Value
Assurant, Inc.	805	$114,125
AT&T, Inc.	5,508	166,727
Atmos Energy Corp.	2,399	237,141
Autodesk, Inc.(a)	1,636	453,417
Automatic Data Processing, Inc.	536	101,020
AutoZone, Inc.(a)	76	106,727
AvalonBay Communities, Inc., REIT	490	90,410
Avery Dennison Corp.	226	41,505
Baker Hughes Co.	6,737	145,587
Ball Corp.	648	54,912
Bank of America Corp.	2,164	83,725
Bank of New York Mellon Corp.	1,569	74,198
Baxter International, Inc.	418	35,254
Becton Dickinson and Co.	140	34,041
Berkshire Hathaway, Inc., Class B(a)	1,259	321,637
Best Buy Co., Inc.	1,481	170,034
Biogen, Inc.(a)	583	163,094
Bio-Rad Laboratories, Inc., Class A(a)	146	83,391
BlackRock, Inc.	103	77,658
Boeing Co.(a)	402	102,397
Booking Holdings, Inc.(a)	60	139,790
BorgWarner, Inc.	4,897	227,025
Boston Properties, Inc., REIT	671	67,945
Boston Scientific Corp.(a)	1,055	40,776
Bristol-Myers Squibb Co.	2,551	161,045
Broadcom, Inc.	322	149,299
Broadridge Financial Solutions, Inc.	511	78,234
Brown-Forman Corp., Class B	2,289	157,872
Cabot Oil & Gas Corp.	8,741	164,156
Cadence Design Systems, Inc.(a)	1,745	239,048
Caesars Entertainment, Inc.(a)	440	38,478
Campbell Soup Co.	2,935	147,542
Capital One Financial Corp.	1,648	209,675
Cardinal Health, Inc.	2,868	174,231
CarMax, Inc.(a)	737	97,770
Carnival Corp.	1,919	50,930
Carrier Global Corp.	1,131	47,751
Catalent, Inc.(a)	1,459	153,647
Caterpillar, Inc.	479	111,066
Cboe Global Markets, Inc.	278	27,436
CBRE Group, Inc., Class A(a)	368	29,112
CDW Corp.	441	73,096
Celanese Corp.	293	43,894
Centene Corp.(a)	2,784	177,925
CenterPoint Energy, Inc.	7,476	169,331
Cerner Corp.	1,029	73,965
CF Industries Holdings, Inc.	1,115	50,599
CH Robinson Worldwide, Inc.	574	54,777
Charles Schwab Corp.	2,429	158,322
Charter Communications, Inc., Class A(a)	346	213,489
Chevron Corp.	4,420	463,172
Chipotle Mexican Grill, Inc.(a)	222	315,422

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Chubb Ltd.	755	$119,267
Church & Dwight Co., Inc.	3,967	346,517
Cigna Corp.	723	174,778
Cincinnati Financial Corp.	1,221	125,873
Cintas Corp.	347	118,435
Cisco Systems, Inc.	3,364	173,952
Citigroup, Inc.	1,097	79,807
Citizens Financial Group, Inc.	803	35,452
Citrix Systems, Inc.	733	102,884
Clorox Co.	1,738	335,225
CME Group, Inc.	142	29,001
CMS Energy Corp.	950	58,159
Coca-Cola Co.	4,897	258,121
Cognizant Technology Solutions Corp., Class A	935	73,042
Colgate-Palmolive Co.	4,353	343,147
Comcast Corp., Class A	3,834	207,458
Comerica, Inc.	1,848	132,576
Conagra Brands, Inc.	3,800	142,880
ConocoPhillips	689	36,496
Consolidated Edison, Inc.	2,311	172,863
Constellation Brands, Inc., Class A	719	163,932
Cooper Companies, Inc.	215	82,579
Copart, Inc.(a)	1,327	144,125
Corning, Inc.	2,414	105,033
Corteva, Inc.	1,168	54,452
Costco Wholesale Corp.	1,493	526,253
Crown Castle International Corp., REIT	226	38,901
CSX Corp.	435	41,943
Cummins, Inc.	166	43,012
CVS Health Corp.	5,921	445,437
Danaher Corp.	385	86,656
Darden Restaurants, Inc.	2,263	321,346
DaVita, Inc.(a)	672	72,421
Deere & Co.	297	111,120
Delta Air Lines, Inc.(a)	1,978	95,498
DENTSPLY SIRONA, Inc.	520	33,181
Devon Energy Corp.	6,772	147,968
Dexcom, Inc.(a)	228	81,941
Diamondback Energy, Inc.	500	36,745
Digital Realty Trust, Inc., REIT	1,630	229,569
Discover Financial Services	2,137	202,994
Discovery, Inc., Class A(a)	927	40,287
Discovery, Inc., Class C(a)	1,105	40,763
DISH Network Corp., Class A(a)	4,411	159,678
Dollar General Corp.	575	116,507
Dollar Tree, Inc.(a)	1,009	115,490
Dominion Energy, Inc.	2,238	169,998
Domino's Pizza, Inc.	908	333,953
Dover Corp.	810	111,075
Dow, Inc.	678	43,351
DR Horton, Inc.	2,031	181,003
Security Description	Shares	Value
DTE Energy Co.	1,292	$172,017
Duke Energy Corp.	603	58,208
Duke Realty Corp., REIT	900	37,737
DuPont de Nemours, Inc.	405	31,298
DXC Technology Co.	2,512	78,525
Eastman Chemical Co.	268	29,512
Eaton Corp. PLC	697	96,381
eBay, Inc.	1,744	106,803
Ecolab, Inc.	146	31,254
Edison International	2,820	165,252
Edwards Lifesciences Corp.(a)	497	41,569
Electronic Arts, Inc.	1,678	227,151
Eli Lilly and Co.	747	139,555
Emerson Electric Co.	225	20,300
Enphase Energy, Inc.(a)	597	96,810
Entergy Corp.	1,715	170,591
EOG Resources, Inc.	551	39,964
Equifax, Inc.	259	46,913
Equinix, Inc., REIT	332	225,624
Equity Residential, REIT	1,283	91,901
Essex Property Trust, Inc., REIT	328	89,164
Estee Lauder Companies, Inc., Class A	1,132	329,242
Etsy, Inc.(a)	445	89,743
Everest Re Group Ltd.	522	129,357
Evergy, Inc.	949	56,494
Eversource Energy	668	57,842
Exelon Corp.	7,709	337,192
Expedia Group, Inc.	838	144,237
Expeditors International of Washington, Inc.	548	59,014
Extra Space Storage, Inc., REIT	712	94,376
Exxon Mobil Corp.	7,957	444,239
F5 Networks, Inc.(a)	842	175,658
Facebook, Inc., Class A(a)	1,090	321,038
Fastenal Co.	1,493	75,068
Federal Realty Investment Trust, REIT	398	40,377
FedEx Corp.	206	58,512
Fidelity National Information Services, Inc.	247	34,731
Fifth Third Bancorp	929	34,791
First Republic Bank	751	125,229
FirstEnergy Corp.	4,698	162,974
Fiserv, Inc.(a)	293	34,879
FleetCor Technologies, Inc.(a)	102	27,400
FLIR Systems, Inc.	4,462	251,969
FMC Corp.	495	54,752
Ford Motor Co.(a)	12,286	150,503
Fortinet, Inc.(a)	512	94,423
Fortive Corp.	301	21,263
Fortune Brands Home & Security, Inc.	913	87,484
Fox Corp., Class A	1,540	55,609
Fox Corp., Class B	1,640	57,285
Franklin Resources, Inc.	2,528	74,829
Freeport-McMoRan, Inc.(a)	5,858	192,904

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Gap, Inc.(a)	4,261	$126,893
Garmin Ltd.	2,577	339,777
Gartner, Inc.(a)	389	71,012
Generac Holdings, Inc.(a)	140	45,843
General Dynamics Corp.	619	112,386
General Electric Co.	8,710	114,362
General Mills, Inc.	2,397	146,984
General Motors Co.	2,776	159,509
Genuine Parts Co.	617	71,319
Gilead Sciences, Inc.	2,508	162,092
Global Payments, Inc.	134	27,012
Globe Life, Inc.	927	89,576
Goldman Sachs Group, Inc.	472	154,344
Halliburton Co.	6,838	146,743
Hanesbrands, Inc.	6,412	126,124
Hartford Financial Services Group, Inc.	2,964	197,966
Hasbro, Inc.	1,301	125,052
HCA Healthcare, Inc.	766	144,268
Healthpeak Properties, Inc., REIT	4,601	146,036
Henry Schein, Inc.(a)	2,440	168,946
Hershey Co.	808	127,793
Hess Corp.	564	39,909
Hewlett Packard Enterprise Co.	10,391	163,554
Hilton Worldwide Holdings, Inc.(a)	580	70,134
HollyFrontier Corp.	6,003	214,787
Hologic, Inc.(a)	1,165	86,653
Home Depot, Inc.	598	182,539
Honeywell International, Inc.	515	111,791
Hormel Foods Corp.	6,781	323,996
Host Hotels & Resorts, Inc., REIT	4,235	71,360
Howmet Aerospace, Inc.	1,422	45,689
HP, Inc.	10,847	344,392
Humana, Inc.	431	180,697
Huntington Bancshares, Inc.	2,189	34,411
Huntington Ingalls Industries, Inc.	564	116,099
IDEX Corp.	622	130,197
IDEXX Laboratories, Inc.(a)	162	79,268
IHS Markit Ltd.	769	74,424
Illinois Tool Works, Inc.	510	112,975
Illumina, Inc.(a)	267	102,544
Incyte Corp.(a)	1,957	159,045
Ingersoll Rand, Inc.(a)	2,484	122,238
Intel Corp.	1,158	74,112
Intercontinental Exchange, Inc.	249	27,808
International Business Machines Corp.	575	76,625
International Flavors & Fragrances, Inc.	230	32,110
International Paper Co.	757	40,931
Interpublic Group of Companies, Inc.	2,462	71,890
Intuit, Inc.	249	95,382
Intuitive Surgical, Inc.(a)	58	42,859
Invesco Ltd.	2,838	71,574
IPG Photonics Corp.(a)	98	20,672
Security Description	Shares	Value
IQVIA Holdings, Inc.(a)	588	$113,566
Iron Mountain, Inc., REIT	990	36,640
J M Smucker Co.	1,162	147,028
Jack Henry & Associates, Inc.	238	36,109
Jacobs Engineering Group, Inc.	1,947	251,689
JB Hunt Transport Services, Inc.	334	56,135
Johnson & Johnson	966	158,762
Johnson Controls International PLC	729	43,499
JPMorgan Chase & Co.	524	79,769
Juniper Networks, Inc.	6,465	163,758
Kansas City Southern	191	50,409
Kellogg Co.	2,035	128,816
KeyCorp	1,719	34,346
Keysight Technologies, Inc.(a)	402	57,647
Kimberly-Clark Corp.	2,466	342,897
Kimco Realty Corp., REIT	2,227	41,756
Kinder Morgan, Inc.	13,398	223,077
KLA Corp.	375	123,900
Kraft Heinz Co.	3,692	147,680
Kroger Co.	13,901	500,297
L Brands, Inc.(a)	2,163	133,803
L3Harris Technologies, Inc.	1,284	260,241
Laboratory Corp. of America Holdings(a)	302	77,019
Lam Research Corp.	209	124,405
Lamb Weston Holdings, Inc.	1,748	135,435
Las Vegas Sands Corp.	697	42,350
Leggett & Platt, Inc.	1,671	76,281
Leidos Holdings, Inc.	768	73,943
Lennar Corp., Class A	1,871	189,401
Lincoln National Corp.	1,495	93,094
Linde PLC(a)	113	31,656
Live Nation Entertainment, Inc.(a)	621	52,568
LKQ Corp.(a)	2,296	97,190
Lockheed Martin Corp.	322	118,979
Loews Corp.	6,372	326,756
Lowe's Companies, Inc.	959	182,383
Lumen Technologies, Inc.	15,614	208,447
LyondellBasell Industries N.V., Class A	404	42,036
M&T Bank Corp.	233	35,325
Marathon Oil Corp.	3,371	36,002
Marathon Petroleum Corp.	4,264	228,081
MarketAxess Holdings, Inc.	57	28,381
Marriott International, Inc., Class A(a)	484	71,685
Marsh & McLennan Companies, Inc.	252	30,694
Martin Marietta Materials, Inc.	314	105,447
Masco Corp.	1,448	86,735
Mastercard, Inc., Class A	72	25,636
Maxim Integrated Products, Inc.	1,661	151,766
McCormick & Co., Inc.	1,625	144,885
McDonald's Corp.	1,546	346,520
McKesson Corp.	874	170,465
Medtronic PLC	346	40,873

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Merck & Co., Inc.	2,069	$159,499
MetLife, Inc.	1,533	93,191
Mettler-Toledo International, Inc.(a)	23	26,581
MGM Resorts International	1,128	42,853
Microchip Technology, Inc.	499	77,455
Micron Technology, Inc.(a)	827	72,950
Microsoft Corp.	1,863	439,240
Mid-America Apartment Communities, Inc., REIT	660	95,278
Mohawk Industries, Inc.(a)	438	84,232
Molson Coors Beverage Co., Class B	3,526	180,355
Mondelez International, Inc., Class A	2,165	126,717
Monolithic Power Systems, Inc.	437	154,353
Monster Beverage Corp.(a)	2,766	251,955
Moody's Corp.	146	43,597
Morgan Stanley	1,948	151,282
Mosaic Co.	1,649	52,125
Motorola Solutions, Inc.	1,834	344,884
MSCI, Inc.	109	45,702
Nasdaq, Inc.	206	30,377
NetApp, Inc.	2,427	176,370
Netflix, Inc.(a)	277	144,500
Newell Brands, Inc.	4,855	130,017
Newmont Corp.	3,712	223,722
News Corp., Class A	2,511	63,855
News Corp., Class B	2,635	61,817
NextEra Energy, Inc.	2,168	163,922
Nielsen Holdings PLC	2,792	70,219
NIKE, Inc., Class B	1,165	154,817
NiSource, Inc.	9,708	234,060
Norfolk Southern Corp.	159	42,695
Northern Trust Corp.	718	75,469
Northrop Grumman Corp.	367	118,776
NortonLifeLock, Inc.	4,532	96,350
Norwegian Cruise Line Holdings Ltd.(a)	1,781	49,138
NOV, Inc.	9,837	134,964
NRG Energy, Inc.	7,920	298,822
Nucor Corp.	3,144	252,369
NVIDIA Corp.	145	77,420
NVR, Inc.(a)	40	188,437
NXP Semiconductors N.V.	800	161,072
Occidental Petroleum Corp.	1,337	35,591
Old Dominion Freight Line, Inc.	235	56,496
Omnicom Group, Inc.	942	69,849
ONEOK, Inc.	4,248	215,204
Oracle Corp.	1,453	101,957
O'Reilly Automotive, Inc.(a)	209	106,015
Otis Worldwide Corp.	677	46,341
PACCAR, Inc.	1,133	105,278
Packaging Corp. of America	302	40,613
Parker-Hannifin Corp.	144	45,422
Paychex, Inc.	1,021	100,078
Security Description	Shares	Value
Paycom Software, Inc.(a)	255	$94,365
PayPal Holdings, Inc.(a)	146	35,455
Penn National Gaming, Inc.(a)	340	35,646
Pentair PLC	2,069	128,940
People's United Financial, Inc.	7,125	127,538
PepsiCo, Inc.	924	130,700
PerkinElmer, Inc.	892	114,435
Perrigo Co. PLC	3,766	152,410
Pfizer, Inc.	4,423	160,245
Philip Morris International, Inc.	2,811	249,448
Phillips 66	2,784	227,007
Pinnacle West Capital Corp.	700	56,945
Pioneer Natural Resources Co.	252	40,023
PNC Financial Services Group, Inc.	200	35,082
Pool Corp.	201	69,393
PPG Industries, Inc.	306	45,980
PPL Corp.	1,972	56,872
Principal Financial Group, Inc.	1,524	91,379
Procter & Gamble Co.	2,561	346,836
Progressive Corp.	1,178	112,629
Prologis, Inc., REIT	361	38,266
Prudential Financial, Inc.	996	90,736
Public Service Enterprise Group, Inc.	2,846	171,358
Public Storage, REIT	387	95,496
PulteGroup, Inc.	3,429	179,817
PVH Corp.	1,226	129,588
Qorvo, Inc.(a)	845	154,381
QUALCOMM, Inc.	1,119	148,368
Quanta Services, Inc.	2,780	244,584
Quest Diagnostics, Inc.	595	76,362
Ralph Lauren Corp.	1,062	130,796
Raymond James Financial, Inc.	1,376	168,643
Raytheon Technologies Corp.	1,398	108,023
Realty Income Corp., REIT	696	44,196
Regency Centers Corp., REIT	738	41,852
Regeneron Pharmaceuticals, Inc.(a)	323	152,824
Regions Financial Corp.	1,668	34,461
Republic Services, Inc.	1,284	127,565
ResMed, Inc.	441	85,563
Robert Half International, Inc.	934	72,917
Rockwell Automation, Inc.	78	20,704
Rollins, Inc.	3,727	128,283
Roper Technologies, Inc.	53	21,377
Ross Stores, Inc.	2,677	320,999
Royal Caribbean Cruises Ltd.	604	51,708
S&P Global, Inc.	123	43,403
salesforce.com, Inc.(a)	456	96,613
SBA Communications Corp., REIT	140	38,857
Schlumberger N.V.	5,665	154,031
Seagate Technology PLC	2,137	164,015
Sealed Air Corp.	1,183	54,205
Sempra Energy	427	56,612

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ServiceNow, Inc.(a)	203	$101,522
Sherwin-Williams Co.	59	43,543
Simon Property Group, Inc., REIT	368	41,867
Skyworks Solutions, Inc.	849	155,775
Snap-on, Inc.	569	131,291
Southern Co.	918	57,063
Southwest Airlines Co.	1,616	98,673
Stanley Black & Decker, Inc.	642	128,188
Starbucks Corp.	3,046	332,836
State Street Corp.	875	73,509
STERIS PLC	221	42,096
Stryker Corp.	339	82,574
SVB Financial Group(a)	241	118,972
Synchrony Financial	5,128	208,504
Synopsys, Inc.(a)	954	236,382
Sysco Corp.	5,912	465,511
T Rowe Price Group, Inc.	417	71,557
Take-Two Interactive Software, Inc.(a)	1,284	226,883
Tapestry, Inc.(a)	3,686	151,900
Target Corp.	609	120,625
TE Connectivity Ltd.	751	96,962
Teledyne Technologies, Inc.(a)	47	19,442
Teleflex, Inc.	79	32,821
Teradyne, Inc.	971	118,151
Tesla, Inc.(a)	241	160,971
Texas Instruments, Inc.	839	158,563
Textron, Inc.	1,988	111,487
Thermo Fisher Scientific, Inc.	247	112,726
TJX Companies, Inc.	4,915	325,127
T-Mobile US, Inc.(a)	1,293	162,000
Tractor Supply Co.	412	72,957
Trane Technologies PLC	273	45,198
TransDigm Group, Inc.(a)	69	40,566
Travelers Companies, Inc.	836	125,734
Trimble, Inc.(a)	279	21,703
Truist Financial Corp.	611	35,634
Twitter, Inc.(a)	4,292	273,100
Tyler Technologies, Inc.(a)	238	101,038
Tyson Foods, Inc., Class A	4,355	323,576
UDR, Inc., REIT	2,079	91,185
Ulta Beauty, Inc.(a)	517	159,841
Under Armour, Inc., Class A(a)	3,516	77,915
Under Armour, Inc., Class C(a)	4,219	77,883
Union Pacific Corp.	194	42,760
United Airlines Holdings, Inc.(a)	1,754	100,925
United Parcel Service, Inc., Class B	327	55,587
United Rentals, Inc.(a)	226	74,424
UnitedHealth Group, Inc.	489	181,942
Universal Health Services, Inc., Class B	1,061	141,527
Unum Group	3,237	90,086
US Bancorp	673	37,224
Security Description	Shares	Value
Valero Energy Corp.	2,990	$214,084
Varian Medical Systems, Inc.(a)	229	40,425
Ventas, Inc., REIT	2,582	137,724
VeriSign, Inc.(a)	1,161	230,760
Verisk Analytics, Inc.	253	44,703
Verizon Communications, Inc.	2,950	171,542
Vertex Pharmaceuticals, Inc.(a)	722	155,151
VF Corp.	2,080	166,234
ViacomCBS, Inc., Class B	1,383	62,373
Viatris, Inc.(a)	10,763	150,359
Visa, Inc., Class A	126	26,678
Vornado Realty Trust, REIT	1,489	67,586
Vulcan Materials Co.	632	106,650
W R Berkley Corp.	1,714	129,150
Walgreens Boots Alliance, Inc.	8,229	451,772
Walmart, Inc.	3,677	499,447
Walt Disney Co.(a)	663	122,337
Waste Management, Inc.	1,009	130,181
Waters Corp.(a)	408	115,941
WEC Energy Group, Inc.	619	57,932
Wells Fargo & Co.	2,058	80,406
Welltower, Inc., REIT	984	70,484
West Pharmaceutical Services, Inc.	116	32,686
Western Digital Corp.	2,395	159,866
Western Union Co.	3,941	97,185
Westinghouse Air Brake Technologies Corp.	574	45,438
Westrock Co.	796	41,432
Weyerhaeuser Co., REIT	3,053	108,687
Whirlpool Corp.	392	86,377
Williams Companies, Inc.	9,154	216,858
Willis Towers Watson PLC	135	30,899
WW Grainger, Inc.	175	70,163
Wynn Resorts Ltd.	324	40,620
Xcel Energy, Inc.	879	58,462
Xilinx, Inc.	581	71,986
Xylem, Inc.	1,206	126,847
Yum! Brands, Inc.	3,135	339,144
Zebra Technologies Corp., Class A(a)	118	57,251
Zimmer Biomet Holdings, Inc.	500	80,040
Zions Bancorp NA	2,223	122,176
Zoetis, Inc.	1,014	159,685
TOTAL INVESTMENTS—99.8% (Cost $50,941,636)		63,499,752
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		120,607
NET ASSETS—100.0%		$63,620,359

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$63,499,752	$—	$—	$63,499,752
Total	$63,499,752	$—	$—	$63,499,752

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

INDUSTRY BREAKDOWN
AS OF March 31, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Branded Pharmaceuticals	3.7%
Business Software for Specific Uses	3.4
Processed Foods	3.2
Food Distributors	3.1
Restaurants	3.1
Electric Competitive	3.1
Downstream	2.8
Electric Regulated	2.1
End User Hardware	2.1
Operators and Developers	2.1
Commercial Hardware	2.1
Consumer Insurance	2.1
Rental	2.0
Telecommunication Networks	2.0
Commercial Insurance	2.0
Upstream Energy	1.9
Content Providers	1.9
Home Office and Consumer Equipment Manufacture	1.7
Home Office and Consumer Equipment Retail	1.6
Diversified Household and Personal Products	1.6
Distribution Services	1.6
Alcohol and Tobacco	1.6
Information and Electrical Components	1.6
Transportation Services	1.6
Specialty Services	1.6
Non Real Estate Banking	1.6
Semiconductor Services and Equipment	1.5
Primary Foods	1.5
Mechanical Components	1.5
Capital Markets	1.5
Analog and Mixed Signal Integrated Circuits	1.5
Auto Products	1.5
Internet Services	1.4
Search and Social Networks	1.4
Healthcare Insurance	1.4
Investment Services	1.4
Drugstores	1.4
Digital Integrated Circuits	1.4
Management and IT Services	1.4
Online Distribution Networks	1.4
Healthcare Providers and Facilities	1.4
Transaction Services	1.4
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.2%
Midstream and Gas	1.1
Medical Research Services and Equipment	1.1
Healthcare Products Distribution	1.1
Hospital Equipment	1.1
Personal Products	1.1
Industrial Conglomerates	1.1
Metals	1.1
Midstream	1.0
Chemicals	1.0
Other Natural Resources	1.0
Branded Apparel	1.0
Apparel Retailers	1.0
Accessories and Footwear	1.0
Medical Devices	1.0
Production Equipment	0.8
Operating Systems and Middleware	0.7
Diversified Drugs and Devices	0.6
Consumer Paper Products	0.5
Brokers and Dealers	0.5
Real Estate Banking	0.4
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.